Leases - Summary of Maturity analysis of lease liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
One year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	£ 8.5	£ 9.2
Between one and five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	33.2	33.9
Later than five years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Amounts falling due within	£ 62.6	£ 67.4